Retirement benefits - Benefit Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Current service cost	$ 0.1	$ 0.4	$ 1.5
Net interest on net liability	1.8	2.0	3.0
Administrative expenses	0.7	0.9	1.3
Past service credit	0.0	0.0	(14.9)
Curtailment credit	0.0	(0.6)	(3.3)
Total charge / (credit) for defined benefit plans	2.6	2.7	(12.4)
Total charge for defined contribution plans	4.0	3.7	3.1
Total charge / (credit) for pension plans	6.6	6.4	(9.3)
U.K.
Disclosure of defined benefit plans [line items]
Current service cost	0.0	0.3	1.4
Net interest on net liability	1.4	1.5	2.5
Administrative expenses	0.2	0.4	1.0
Past service credit	0.0	0.0	(14.9)
Curtailment credit	0.0	0.0	(3.3)
Total charge / (credit) for defined benefit plans	1.6	2.2	(13.3)
Total charge for defined contribution plans	1.9	1.6	1.3
Total charge / (credit) for pension plans	3.5	3.8	(12.0)
Non-U.K.
Disclosure of defined benefit plans [line items]
Current service cost	0.1	0.1	0.1
Net interest on net liability	0.4	0.5	0.5
Administrative expenses	0.5	0.5	0.3
Past service credit	0.0	0.0	0.0
Curtailment credit	0.0	(0.6)	0.0
Total charge / (credit) for defined benefit plans	1.0	0.5	0.9
Total charge for defined contribution plans	2.1	2.1	1.8
Total charge / (credit) for pension plans	$ 3.1	$ 2.6	$ 2.7